Document and Entity Information	Nov. 10, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2023
Entity Registrant Name	VERU INC.
Entity Incorporation State Country Code	WI
Entity File Number	1-13602
Entity Tax Identification Number	39-1144397
Entity Address Address Line 1	2916 N. Miami Avenue
Entity Address Address Line 2	Suite 1000
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33127
City Area Code	305
Local Phone Number	509-6897
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	VERU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000863894